Related Party Transactions	6 Months Ended	12 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 4 – Related Party Transactions

Accrued Expenses

As of July 31, 2025 and January 31, 2025, the Company had a balance of accrued unpaid vacation days of $5,945 and $938, respectively, to Patricia Madaris, Interim CEO, VP Finance & CFO.

Advances

On April 28, 2025, the Company received an advance of $75,000 from Pete O’Heeron, Chairman of the Board. The advance is unsecured, non-interest bearing and is payable on demand.

As of July 31, 2025 and January 31, 2025, the balance of Advances from related parties was $265,000 and $205,000, respectively.

Advances from related parties as of July 31, 2025 and January 31, 2025 are as follows:

	July 31, 2025	January 31, 2025

Prior period balance	$205,000	$–
Cash advances	75,000	354,693
Repayments	(15,000)	(25,000)
Conversion into a private placement	–	(124,693)
End of period balance	$265,000	$205,000

Note payable

On January 31, 2023, the Company entered into a promissory note with Brett Gross for $50,000 and received cash proceeds. During the year ended January 31, 2024, the Company signed an addendum to the January 31, 2023 promissory note to increase the promissory note with Mr. Gross to $86,579. The note bears interest at 10% and matures on January 31, 2024. On February 12, 2024, the Company signed an addendum to the January 31, 2023 promissory note to net the $16,750 recourse loan with Mr. Gross and accrued interest of $480 with the promissory note. As of July 31, 2025 and January 31, 2025, the note payable related party balance $0 and $4,598, respectively.

On January 25, 2024, the Company entered into a promissory note with Mr. O’Heeron, for $250,000 and received cash proceeds. The note bears interest at 10% and matures on January 25, 2025. On February 26, 2025, the Company issued Mr. O’Heeron, 3,080,670 units for the conversion of his $250,000 promissory note and accrued interest of $27,260. Each unit consists of one share of common stock and ½ warrant. Each warrant allows the holder to purchase one share of common stock at a price of $0.09 per share. The warrants expire three years from the date of issuance. As a result of the conversion, the Company recognized a loss on settlement of liabilities of $143,373.

On February 13, 2024, the Company entered into a promissory note with Mr. O’Heeron, in the aggregate principal amount of $210,000. The note bears interest at 10% matures on February 13, 2025. On May 27, 2025, the Company entered into a Private Placement Subscription Agreement to issue a total of 3,190,718 units to Mr. O’Heeron, for the conversion of a promissory note with a principal balance of $210,000 and accrued interest of $26,868. Each unit consist of one share of common stock, and a non-transferable half warrant for common stock which may be exercised for 36 months following the closing date at an exercise price equal to the offering price. The warrants expire three years from the date of issuance. As a result of the conversion, the Company recognized a loss on settlement of liabilities of $87,353.

On April 3, 2024, the Company entered into a promissory note with Mr. O’Heeron, in the aggregate principal amount of $75,000. The note bears interest at 10% matures on April 3, 2025. The note is currently past due.

On May 1, 2024, the Company entered into a promissory note with Mr. O’Heeron, in the aggregate principal amount of $45,000. The note bears interest at 10% matures on May 1, 2025. The note is currently past due.

On May 20, 2024, the Company entered into a promissory note with Mr. O’Heeron, in the aggregate principal amount of $67,000. The note bears interest at 10% matures on May 20, 2025. The note is currently past due.

On July 5, 2024, the Company entered into a promissory note with Mr. O’Heeron, in the aggregate principal amount of $70,000. The note bears interest at 10% matures on July 5, 2025. The note is currently past due.

As of July 31, 2025, and January 31, 2025, the note payable related party balance was $257,000 and $721,598, respectively.

Private Placement

During the six months July 31, 2025, the Company issued 700,874 units to an officer and members of the Board of Directors for $67,043 in cash proceeds. Each unit consists of one share of common stock and ½ warrant. The warrants have a relative fair value of $18,883. Each warrant allows the holder to purchase one share of common stock at a price range from $0.09 to $0.116 per share. The warrants expire three years from the date of issuance.

NOTE 12 – Related party transactions

Our CEO, Brett Gross, was elected as President and Chief Executive Officer on December 7, 2018. On September 29, 2023, Mr. Gross resigned from his position as President and Chief Executive Officer of the Company. Patricia Madaris, VP Finance and Chief Financial Officer will serve as the Interim Chief Executive Officer.

Advances

During the year ended January 31, 2025, the Company received advances of $230,000 from Pete O’Heeron, Chairman of the Board, and repaid $25,000 of advances.

During the year ended January 31, 2025, the Company received advances of $124,693 Patricia Madaris. On January 10, 2025, Ms. Madaris converted her advance into a private placement for 1,133,574 units. Each unit consists of 1 share of our common stock and ½ warrant. The warrants have a relative fair value of $38,424. Each warrant allows the holder to purchase one share of our common stock at a price of $0.11 per share. The warrants expire three years from the date of issuance. The Company valued the warrants using the Black-Scholes option-pricing model with the following range of key assumptions: fair value stock price, $0.11, Exercise price, $0.11, Term 3 years, Volatility 170%, and Discount rate 4.46% and a dividend yield of 0%. As a result of the conversion, the Company recognized a loss on settlement of liabilities of $46,346.

The advances are unsecured, non-interest bearing and are payable on demand. As of January 31, 2025, the advances related party balance was $205,000.

Advances from related parties during the years ended January 31, 2025 and 2024 are as follows:

	Year ended January 31, 2025	Year ended January 31, 2024

Prior period balance	$–	$5,000
Cash advances	354,693	1,363
Expenses paid on behalf of Company	–	3,157
Non-cash repayments	–	(1,363)
Repayments	(25,000)	(8,157)
Conversion into a private placement	(124,693)	–
End of period balance	$205,000	$–

Note payable

On January 31, 2023, the Company entered into a promissory note with Brett Gross for $50,000 and received cash proceeds. During the year ended January 31, 2024, the Company signed an addendum to the January 31, 2023 promissory note to increase the promissory note with Mr. Gross to $86,579. The note bears interest at 10% and matures on January 31, 2024. On February 12, 2024, the Company signed an addendum to the January 31, 2023 promissory note to net the $16,750 recourse loan with Mr. Gross and accrued interest of $480 with the promissory note. During the year ended January 31, 2025, the Company repaid Mr. Gross $55,000. As of January 31, 2025 and 2024, the note payable related party balance was $4,598 and $76,828, respectively.

On January 25, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, for $250,000 and received cash proceeds. The note bears interest at 10% and matures on January 25, 2025.

On February 13, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $210,000. The note bears interest at 10% matures on February 13, 2025.

On April 3, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $75,000. The note bears interest at 10% matures on April 3, 2025.

On May 1, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $45,000. The note bears interest at 10% matures on May 1, 2025.

On May 20, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $67,000. The note bears interest at 10% matures on May 20, 2025.

On July 5, 2024, the Company entered into a promissory note with Pete O’Heeron, Chairman of the Board, in the aggregate principal amount of $70,000. The note bears interest at 10% matures on July 5, 2025.

As of January 31, 2025 and 2024, the note payable related party balance was $721,598 and $326,828, respectively.

Class A Shares

On November 9, 2024, the Company entered into an agreement to issue a total of 250,000 shares of its Class A shares to Chairman of the Board, Pete O’Heeron for cash proceeds of $8,162 and settlement of $1,363 in advances.

Common Shares

During the year ended January 31, 2024, the Company issued 23,521,147 units to the Chairman of the Board for $970,000 in cash proceeds and $1,908 of equipment purchased. Each unit consists of 1 share of our common stock and ½ warrant. The warrants have a relative fair value of $288,072. Each warrant allows the holder to purchase one share of our common stock at a price ranging from $0.144 -$0.262 per share. The warrants expire three years from the date of issuance. The Company valued the warrants using the Black-Scholes option-pricing model with the following range of key assumptions: fair value stock price, $0.04 - $0.0637, Exercise price, $0.0419 -$0.0753, Term 3 years, Volatility 164% - 166%, and Discount rate 4.23% - 4.82% and a dividend yield of 0%.

Other

On January 23, 2024, the Company granted 600,000 options to members of the board of directors. The options expire ten years following issuance and have an exercise price of $0.036. The options vest 25% quarterly over one year and have a total fair value of $225,720. The Company valued the options using the Black-Scholes option-pricing model with the following key assumptions: fair value stock price, $0.0376, Exercise price, $0.036, Term 10 years, Volatility 178%, and Discount rate 4.14% and a dividend yield of 0%.

On February 21, 2024, the Company received a notice to exercise 75,000 options to purchase shares of common stock on a cashless basis resulting in the issuance of a net of 70,002 shares of common stock.

On June 28, 2024, the Company granted 337,501 options to an officer and a member of the board of directors. The options expire ten years following the issuance and have an exercise price of $0.226. The options vest upon issuance and have a total fair value of $76,275. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $0.226, Exercise price, $0.226, Term 10 years, Volatility 178%, and Discount rate 4.36% and a dividend yield of 0%.

On August 23, 2024, the Company granted 75,000 options to a board member. The options expire ten years following issuance and have an exercise price of $0.16. The options vest upon issuance and have a total fair value of $12,337. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $0.226, Exercise price, $0.226, Term 6.3 years, Volatility 191%, and Discount rate 3.71% and a dividend yield of 0%.

On January 29, 2025, the Company granted 1,866,667 options to an officer and a member of the board of directors. The options expire ten years following issuance and have an exercise price of $0.12. The options vest upon issuance and have a total fair value of $233,333. The Company valued the options using the Black-Scholes model with the following key assumptions: fair value stock price, $0.125, Exercise price, $0.12, Term 6.3 years, Volatility 194%, and Discount rate 4.44% and a dividend yield of 0%.